Schedule of revenue disaggregated by service (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 3,298,472	$ 4,470,089	$ 2,167,021
Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	3,293,218	4,462,969
Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	5,254	7,120
Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,131,415	1,533,293	1,345,726
Brokerage Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,129,865	1,531,193	1,334,438
Brokerage Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,550	2,100	11,288
Property Management [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,463,661	1,983,553
Property Management [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,463,661	1,983,553
Property Management [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues
Emerging and Other Services [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	703,396	953,243	821,295
Emerging and Other Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	699,692	948,223	310,255
Emerging and Other Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 3,704	$ 5,020	$ 511,040